Related Party Transactions - Schedule of Stockholder Servicing Fees (Details) - The Dealer Manager	9 Months Ended
Sep. 30, 2021
Related Party Transaction [Line Items]
Advisor servicing fees	0.65%
Dealer stockholder servicing fees	0.20%
Class T Common Stock
Related Party Transaction [Line Items]
Maximum Upfront Selling Commissions (% of Transaction Price)	3.00%
Maximum Upfront Dealer Manager Fees (% of Transaction Price)	0.50%
Stockholder Servicing Fee (% of NAV)	0.85%
Class S Common Stock
Related Party Transaction [Line Items]
Maximum Upfront Selling Commissions (% of Transaction Price)	3.50%
Stockholder Servicing Fee (% of NAV)	0.85%
Class D Common Stock
Related Party Transaction [Line Items]
Maximum Upfront Selling Commissions (% of Transaction Price)	1.50%
Stockholder Servicing Fee (% of NAV)	0.25%